Net employee defined benefit - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total expected payments	$ 25,188	$ 33,226
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	2,299	5,169
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	8,777	14,008
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 14,112	$ 14,049